FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Book value of financial assets representing exposure to credit risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 10,218,440	R$ 10,409,887
Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	6,835,057	3,249,127
Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	2,396,857	6,330,334
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 986,526	R$ 830,426